Fair value measurement and financial risk management, Categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019 [1]
Financial assets (all at amortized cost) [Abstract]
Financial assets	$ 151,855	$ 95,836
Financial Liabilities [Abstract]
Financial liabilities	456,901	379,563
Net	(305,046)	(283,727)
Trade Payables and Accrued Expenses [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	89,300	77,555
Lease Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	5,532	1,624
Other Liabilities [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	25,358	19,457
Convertible Notes [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	101,086	96,856
Long-term Loan [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	87,302	81,610
Contingent Value Rights [Member]
Financial Liabilities [Abstract]
Financial liabilities, at amortized cost	61,417	49,413
Contingent Consideration [Member]
Financial Liabilities [Abstract]
Financial liabilities, at fair value	86,906	53,048
Cash and Cash Equivalents [Member]
Financial assets (all at amortized cost) [Abstract]
Financial assets	118,798	67,229
Trade Receivables [Member]
Financial assets (all at amortized cost) [Abstract]
Financial assets	$ 33,057	$ 28,607

[1]	see Note 27